Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 28,654	$ 499,745
Accounts receivable, net		19,498,525	16,903,685
Other receivables - related parties		1,204,797	2,676,876
Other receivables, net		3,857,418	6,350,591
Prepayments		8,650,189	10,417,392
Inventories, net		1,427,716	4,388,990
TOTAL CURRENT ASSETS		34,667,299	41,237,279
Plant and equipment, net		8,904,131	9,845,022
Right-of-use assets, net		13,826	123,783
Deferred tax assets		187,392	193,124
Land-use rights, net		2,068,275	2,179,783
Intangible assets, net		11,849	15,263
TOTAL NON-CURRENT ASSETS		11,185,473	12,356,975
TOTAL ASSETS		45,852,772	53,594,254
CURRENT LIABILITIES:
Short-term bank loans		8,624,210	10,702,133
Accounts payable		2,680,301	7,069,284
Accrued liabilities and other payables		1,139,018	590,679
Deposit received		29,275	1,221,855
Taxes payable		842,332	1,451,660
Intercompany payable			22,698
Lease liabilities		14,770	176,673
TOTAL CURRENT LIABILITIES		13,432,726	21,392,606
Long-term bank loan		2,920,942	3,627,972
Long-term account payable		1,654,129	1,831,032
Lease liabilities			15,222
TOTAL NON-CURRENT LIABILITIES		4,575,071	5,474,226
TOTAL LIABILITIES		18,007,797	26,866,832
COMMITMENTS AND CONTINGENCIES (NOTE 18)
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00000125 par value, 200,000,000 shares authorized, 30,000,000 shares were issued and outstanding as of December 31, 2024 and 2023*	[1]	38	38
Additional paid-in capital		3,462,427	3,462,427
Statutory reserves		400,454	400,454
Retained earnings		16,873,997	15,378,483
Accumulated other comprehensive loss		(4,924,576)	(4,530,735)
TOTAL HUACHEN CAYMAN SHAREHOLDERS’ EQUITY		15,812,340	14,710,667
Non-controlling interest		12,032,635	12,016,755
TOTAL SHAREHOLDERS’ EQUITY		27,844,975	26,727,422
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		45,852,772	53,594,254
Related parties
CURRENT LIABILITIES:
Other payables - related parties		$ 102,820	$ 157,624

[1]	Giving retroactive effect to the 800 for 1 share split effected and the surrender of a total of 10,000,000 Ordinary Shares on August 12, 2024.